UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        5/31/2011
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      30
Form 13F Information Table Value Total:      652372
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    20859    61137 SH       SOLE                    61137
Akamai Technologies             COM             00971T101    14679   390728 SH       SOLE                   390728
Amazon.com                      COM             023135106    21289   116173 SH       SOLE                   116173
BOEING CO                       COM             097023105    19094   258528 SH       SOLE                   258528
Bemis Co                        COM             081437105    18918   572992 SH       SOLE                   572992
Berkshire Hathaway CL B         COM             084670702    17362   209712 SH       SOLE                   209712
Cardinal Health                 COM             14149Y108    20191   479753 SH       SOLE                   479753
CATERPILLAR INC DEL             COM             149123101    24699   218645 SH       SOLE                   218645
Cliffs Natural Resources        COM             18683K101    26509   264778 SH       SOLE                   264778
ConocoPhillips                  COM             20825C104    24928   311827 SH       SOLE                   311827
Salesforce.com                  COM             79466L302    21596   161503 SH       SOLE                   161503
DuPont E.I. de Nemours          COM             263534109    21493   386107 SH       SOLE                   386107
Dow Chemical Co                 COM             260543103    23253   607625 SH       SOLE                   607625
DIRECTV GROUP INC               COM             25490A101    21171   450123 SH       SOLE                   450123
EMC Corporation                 COM             268648102    22306   855295 SH       SOLE                   855295
Ford Motor Co                   COM             345370860    19283  1235985 SH       SOLE                  1235985
General Dynamics                COM             369550108    20390   275008 SH       SOLE                   275008
Genworth Financial Inc          COM             37247D106    18984  1422352 SH       SOLE                  1422352
Halliburton Co.                 COM             406216101    23578   476380 SH       SOLE                   476380
Home Depot                      COM             437076102    20535   547637 SH       SOLE                   547637
JDS Uniphase Corp               COM             46612J507    27166  1409925 SH       SOLE                  1409925
Marathon Oil Corp               COM             565849106    27940   525043 SH       SOLE                   525043
Micron Technology Inc           COM             595112103    27652  2471065 SH       SOLE                  2471065
ORACLE CORP                     COM             68389X105    22487   659646 SH       SOLE                   659646
MetroPCS Communications         COM             591708102    26663  1624694 SH       SOLE                  1624694
Pioneer Natural Resources CompanCOM             723787107    26154   250863 SH       SOLE                   250863
Sysco Corp                      COM             871829107    17191   611510 SH       SOLE                   611510
Target Corp                     COM             87612E106    16831   334047 SH       SOLE                   334047
Walgreen                        COM             931422109    21878   534304 SH       SOLE                   534304
WAL MART STORES INC             COM             931142103    17293   327955 SH       SOLE                   327955